Commitments and Contingencies (Detail) - USD ($) $ in Millions	Sep. 06, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies [Line Items]
Accrual for Environmental Loss Contingencies		$ 8.0	$ 1.0
Estimated cost of proposed supplemental environmental projects		3.6
Contractual commitments to acquire property, plant and equipment		588.0
Environmental Loss Contingency [Member] | MPC [Member]
Commitments And Contingencies [Line Items]
Receivable from MPC for indemnification of environmental costs		1.0	$ 1.0
Apex [Member]
Commitments And Contingencies [Line Items]
Litigation Settlement, Amount	$ 10.0
Markwest Liberty Midstream [Member]
Commitments And Contingencies [Line Items]
EPA Proposed Penalty		$ 2.4